Other financial liabilities - Schedule of other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Trade payables	€ 1,783	€ 1,563	€ 1,475
Clearing houses	1,269	1,200	650
Public Institutions	4,986	5,796	5,315
Factoring accounts payable	272	262	275
Unsettled financial transactions	6,412	5,429	3,779
Lease liabilities	2,400	2,622	2,856
Other financial liabilities	23,065	20,187	15,523
Other financial liabilities, total	€ 40,187	€ 37,059	€ 29,873